Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Cash and cash equivalents
Cash to be deposited	$ 657	$ 568
Cash at banks	192,381	255,743
Time deposits	16,729	12,474
Other cash equivalents	160,081	116,480
Cash and cash equivalents	369,848	385,265	$ 375,783	$ 281,031
Restricted cash on deposit as collateral	$ 5,864	$ 4,843